Income Taxes (Narrative) (Details)	12 Months Ended	1 Months Ended	12 Months Ended		24 Months Ended	36 Months Ended						12 Months Ended
	Dec. 31, 2012 Hong Kong [Member]	Apr. 30, 2010 PRC [Member]	Dec. 31, 2012 PRC [Member]	Dec. 31, 2007 PRC [Member]	Dec. 31, 2013 PRC [Member] Fenghuang On-line [Member]	Dec. 31, 2011 PRC [Member] Fenghuang On-line [Member]	Dec. 31, 2008 PRC [Member] Fenghuang On-line [Member]	Dec. 31, 2013 PRC [Member] Tianying Jiuzhou [Member]	Dec. 31, 2010 PRC [Member] Tianying Jiuzhou [Member]	Dec. 31, 2013 PRC [Member] Yifeng Lianhe [Member]	Dec. 31, 2012 PRC [Member] Tianying Chuangzhi [Member]	Dec. 31, 2012 PRC [Member] Fenghuang Yutian [Member]	Dec. 31, 2012 PRC [Member] Jirong Wenhua [Member]	Dec. 31, 2007 PRC [Member] New Technology Enterprise [Member]	Dec. 31, 2007 PRC [Member] HNTE [Member]
Schedule of Income Taxes [Line Items]
State corporate income taxes before 2008, statutory rates				30.00%
Local corporate income taxes before 2008, statutory rates				3.00%
Preferential EIT rate					15.00%			15.00%	15.00%	15.00%				15.00%	15.00%
Number of years of tax exemption							3 years							3 years
Reduction rate upon applicable EIT rates						50.00%								50.00%
Number of years of tax rate reduction subsequent to years of tax exemption														3 years
Statutory income tax rate	16.50%		25.00%								25.00%	25.00%	25.00%
Transition period for FIEs to continue to enjoy existing preferential tax treatments			5 years
Practical income tax rate after any reduction of applicable EIT rate						7.50%
Tax rate uncertainty under Circular 157 issued by State Administration of Tax		In April 2010, the State Administration of Tax ("SAT") issued Circular 157, which seeks to provide additional guidance on the interaction of certain preferential tax rates under the transitional rules of the EIT Law. Prior to Circular 157, the Group interpreted the law to mean that if an entity was in a period where it was entitled to a 50% reduction in the tax rate and was also entitled to a 15% rate of tax due to HNTE status under the EIT Law, then it was entitled to pay tax at the rate of 7.5%. Circular 157 appears to have the effect that such an entity is entitled to pay tax at either 15% or 50% of the applicable PRC tax rate. The effect of Circular 157 is retrospective and would apply to 2008 and 2009.